Merk Currency Enhanced U.S. Equity Fund
Merk Currency Enhanced U.S. Equity Fund- Institutional and Investor Shares
On or about January 10, 2014, certain revisions to the Fund’s principal investment strategy will go into effect. The Fund’s policy to invest “at least 80% of its net assets (plus borrowings for investment purposes) in U.S. equities, currencies and financial instruments that provide exposure to U.S. equities and currencies” has not changed.

Principal Investment Strategies

The Fund seeks to generate total return by managing the currency exposure associated with its investments in U.S. equities and financial instruments that provide exposure to the S&P 500. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in U.S. equities, currencies and financial instruments that provide exposure to U.S. equities and currencies. Over time, the Fund seeks to generate more gains from securities than derivatives. The Fund intends to obtain investment exposure to the S&P 500 equivalent to the value of its net assets by investing in exchange traded products (“ETPs”), including ETFs, other investment companies, securities of companies included in the S&P 500 and S&P 500 derivatives. Then the Fund invests in currency derivatives that allow the Adviser to actively manage the Fund's currency exposures from such investments.

The S&P 500 is a market index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. To gain exposure to the S&P 500, the Fund typically invests principally in index-based ETPs and investment companies that track the S&P 500. The Fund also may seek exposure to the S&P 500 by investing directly in the common stocks of companies listed on the S&P 500 or indirectly in options, futures, options on futures and swaps. The performance of these equities and financial instruments in which the Fund invests is expected to correlate closely to the performance of the S&P 500. The Fund may remain invested in ETPs, other investment companies, S&P 500 common stocks, and S&P 500 derivatives, even when the S&P 500 is declining. The Fund may also purchase put options on the S&P 500 seeking to offset potential losses from the Fund's investment exposure to the S&P 500 thereby reducing the Fund’s exposure to market risk and volatility.

The Adviser will seek to actively manage the currency exposure of the Fund by seeking exposure to the currencies of countries that, in the Adviser’s opinion, have liquid currency markets. The Adviser considers liquid currency markets to be those in which there are many buyers and sellers present and in which transactions can take place with relative ease and low costs. The Fund may, but generally will not, take delivery of foreign currencies and sell actual foreign currencies. Rather, the Fund will typically enter into derivative currency transactions, including currency forwards and cross currency forwards, options on currencies, currency futures contracts, options on currency futures contracts, currency swaps and cross currency swaps. The Fund also may invest in gold indirectly through ETPs and futures contracts. The assets that will be used to settle the Fund’s investments in currency derivatives will be invested in common stocks and financial instruments that provide exposure to the S&P 500 and gold.

The Adviser will make currency exposure allocations based on quantitative analysis and qualitative analysis in the context of strategic and tactical considerations.

Strategic versus Tactical. The Adviser considers factors that lead to gradual allocation changes over months “strategic.” In contrast, the Adviser considers factors that lead to allocation changes over shorter-periods “tactical.”

Quantitative Analysis. The Adviser may consider quantitative factors to determine portfolio allocations. Quantitative factors that the Adviser may consider include fundamental and technical analysis of currency, gold and economic data. Fundamental considerations may include a country’s gross domestic product or the central bank’s benchmark interest rate. Technical considerations may include the relative performance of currencies over time.

Additionally, the Adviser may utilize statistical currency analysis to assess overall currency risk to the portfolio. This process is referred to as “risk overlay.”

Qualitative Analysis. Qualitative factors that the Adviser may consider include an analysis of monetary policies pursued by central banks and economic environments; a country’s perceived political stability; the risk of government intervention in its financial markets; and proprietary analysis on the outlook of a country’s currency and of gold. This process is referred to as “macro overlay.”

In addition, the Fund may invest a significant portion of the Fund's total assets in cash or cash equivalents if the Adviser's process does not identify other appropriate investments for the Fund.